Document and Entity Information	Jun. 15, 2026
Document And Entity Information [Line Items]
Entity Registrant Name	OLIN Corp
Amendment Flag	false
Entity Central Index Key	0000074303
Document Type	8-K
Document Period End Date	Jun. 15, 2026
Entity File Number	1-1070
Entity Tax Identification Number	13-1872319
Entity Address, Address Line One	190 Carondelet Plaza
Entity Address, Address Line Two	Suite 1530
Entity Address, City or Town	Clayton
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63105
City Area Code	(314)
Local Phone Number	480-1400
Security 12b Title	Common Stock, $1.00 par value per share
Trading Symbol	OLN
Security Exchange Name	NYSE
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
VA
Document And Entity Information [Line Items]
Entity Incorporation State Country Code	VA